Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 1, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
DWS Enhanced Emerging Markets Fixed Income Fund, DWS Enhanced Global Bond Fund and DWS Global Small Cap Growth Fund (the “Funds”), each a series of DWS Global/International Fund, Inc. (the “Corporation”) (Reg. Nos. 033-05724 and 811-04670)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 102 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on January 31, 2012.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

                       /s/James M. Wall

James M. Wall
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           Elizabeth Reza, Ropes & Gray LLP